Ordinary Shares and Statutory Reserve	12 Months Ended
Dec. 31, 2025
Ordinary Shares and Statutory Reserve [Abstract]
ORDINARY SHARES AND STATUTORY RESERVE
8	ORDINARY SHARES AND STATUTORY RESERVE

(a)	Ordinary shares

On April 1, 2025, the Company entered into a share purchase agreement with certain investors and subsequently issued an aggregate of 25,000,000 Class A ordinary shares in a private placement for a total consideration of US$2.0 million, representing a purchase price of approximately US$0.08 per share.

On April 24, 2025, the Board of Directors approved the issuance of an aggregate of 10,000,000 Class A ordinary shares to certain advisory service consultants as compensation for services rendered.

At the general meeting of shareholders held in November 2025, the Company approved a share consolidation on a 1-for-50 basis, pursuant to which every 50 issued and unissued Class A ordinary shares with a par value of US$0.00002 each and every 50 issued and unissued Class B ordinary shares with a par value of US$0.00002 each were consolidated into one Class A ordinary share and one Class B ordinary share, respectively, each with a par value of US$0.001. At the same meeting, the shareholders also approved an increase in the Company’s authorized share capital to US$10,000,000 by the creation of an additional 9,000,000,000 Class A ordinary shares with a par value of US$0.001 each.

As of December 31, 2025, the issued and outstanding ordinary shares of the Company, on a post-consolidation basis, are presented in the consolidated balance sheet as of December 31, 2025. Each ADS represents 250 Class A ordinary shares, and all relevant share data has been retrospectively adjusted for the share consolidation.

(b)	Treasury shares

For the year ended December 31, 2023, 496,240 ordinary shares were repurchased on the open market with the amount of RMB2,428.

For the year ended December 31, 2024, 5,119,698 ordinary shares were repurchased on the open market with the amount of RMB7,360.

No common share repurchases were conducted through open market transactions for the year ended December 31, 2025.

(c)	Statutory reserves and restricted net assets

Under PRC rules and regulations, one VSA’s PRC subsidiary (the “PRC Entity”) is required to appropriate 10% of their net profit, as determined in accordance with PRC accounting rules and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. The appropriation to these statutory reserves must be made before distribution of dividends to VSA can be made.

For the years ended December 31, 2023, 2024 and 2025, the PRC Entity made appropriations to the statutory reserves of RMB6,780, RMB8,837 and RMB892, respectively. As of December 31, 2024 and 2025, the accumulated balance of the statutory reserves was RMB210,219 and RMB211,111, respectively, which is combined in accumulated deficit.

As a result of these laws and regulations of mainland China, as of December 31, 2025, we had RMB155,083 in statutory surplus reserves that are not distributable as cash dividends. We are required to set aside an additional RMB413,324 to satisfy the maximum requirement of statutory surplus reserves for all of our subsidiary in mainland China as of December 31, 2025.

As of December 31, 2025, we had RMB56,027 in statutory development fund that is not distributable as cash dividends.

As of December 31, 2025, restricted net assets of the Company’s PRC subsidiaries amounted to RMB217,015. As consolidated net assets were RMB102,742 as of the same date, the restricted net assets of consolidated subsidiaries exceeded 25% of consolidated net assets, which triggered the requirement to present Schedule I condensed parent company financial information.

Upon completion of the Divestiture 2024 and the Disposition 2025, the statutory reserves were disposed of together with the divested businesses as of December 31, 2025. Accordingly, the statutory reserves attributable to the Company’s continuing operations as of December 31, 2025 were nil.

(d)	Dividend

No cash dividend was declared for the years ended December 31, 2023, 2024 and 2025.